Equity incentive plan (Details) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Option nonvested, beginning	3,017,191	2,848,050	3,043,225
Granted	149,500	176,117	17,758
Forfeited/redeemed	(29,183)	(6,976)	(212,933)
Option nonvested, beginning	3,137,508	3,017,191	2,848,050
Vested	2,872,225	138,659	317,089